Share-based Compensation - Schedule of Summarized Information on Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($) shares $ / shares	Dec. 31, 2020 CAD ($) shares $ / shares	Dec. 31, 2019 shares
Disclosure of classes of share capital [line items]
Number of stock options exercisable (in shares) | shares	1,660,103
Exercised, Weighted average exercise price (in dollars per share)	$ 4.04
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Grant date share price (in dollars per share)	5,230,000	$ 1,100,000
Exercise price (in dollars per share)	$ 5,230,000	$ 1,100,000
Expected annual dividends (in dollars per share) | $	$ 10,000.00	$ 10,000.00
Expected volatility, percent	59.45%	51.93%
Risk-free interest rate, percent	0.94%	0.59%
Expected life of stock option	4 years 10 months 24 days	4 years 10 months 24 days
Fair value per stock option (in dollars per share)	$ 2,580,000	$ 450,000
Stock Option Plan
Disclosure of classes of share capital [line items]
Weighted average exercise price per share for options outstanding (in dollars per share) | shares	5,839,464,000	5,940,871,000	2,833,342,000
Weighted average remaining term (in years)	4 years 7 months 28 days
Number of stock options exercisable (in shares) | shares	261,486,000
Exercised, Weighted average exercise price (in dollars per share)	$ 2.23
Weighted average exercise price per share for options exercisable (in dollars per share)	$ 6.11
Stock Option Plan | 1.09 - 1.65
Disclosure of classes of share capital [line items]
Weighted average exercise price per share for options outstanding (in dollars per share) | shares	2,992,178,000
Weighted average remaining term (in years)	5 years 3 months
Number of stock options exercisable (in shares) | shares	507,332
Exercised, Weighted average exercise price (in dollars per share)	$ 1.09
Weighted average exercise price per share for options exercisable (in dollars per share)	$ 1.09
Stock Option Plan | 1.66 - 5.16
Disclosure of classes of share capital [line items]
Weighted average exercise price per share for options outstanding (in dollars per share) | shares	904,376,000
Weighted average remaining term (in years)	4 years 2 months 23 days
Number of stock options exercisable (in shares) | shares	314,640
Exercised, Weighted average exercise price (in dollars per share)	$ 3.94
Weighted average exercise price per share for options exercisable (in dollars per share)	$ 3.96
Stock Option Plan | 5.17 - 9.86
Disclosure of classes of share capital [line items]
Weighted average exercise price per share for options outstanding (in dollars per share) | shares	648,441,000
Weighted average remaining term (in years)	5 years 9 months 29 days
Number of stock options exercisable (in shares) | shares	61,448
Exercised, Weighted average exercise price (in dollars per share)	$ 5.77
Weighted average exercise price per share for options exercisable (in dollars per share)	$ 8.56
Stock Option Plan | 9.87 - 10.06
Disclosure of classes of share capital [line items]
Weighted average exercise price per share for options outstanding (in dollars per share) | shares	1,294,469,000
Weighted average remaining term (in years)	3 years 7 days
Number of stock options exercisable (in shares) | shares	776,683
Exercised, Weighted average exercise price (in dollars per share)	$ 10.06
Weighted average exercise price per share for options exercisable (in dollars per share)	$ 10.06